Note 2 - Securities (Details) - Securities Available for Sale (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value	$ 11,232	$ 33,616
Less than 12 Months - Unrealized Loss	(20)	(882)
Fair Value	27,540	33,616
Unrealized Loss	(240)	(882)
12 Months or More - Fair Value	16,308
12 Months or More - Unrealized Loss	(220)
US Government-sponsored Enterprises Debt Securities [Member]
Note 2 - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value		7,841
Less than 12 Months - Unrealized Loss		(180)
Fair Value	7,911	7,841
Unrealized Loss	(104)	(180)
12 Months or More - Fair Value	7,911
12 Months or More - Unrealized Loss	(104)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 2 - Securities (Details) - Securities Available for Sale [Line Items]
Less than 12 Months - Fair Value	11,232	25,775
Less than 12 Months - Unrealized Loss	(20)	(702)
Fair Value	19,629	25,775
Unrealized Loss	(136)	(702)
12 Months or More - Fair Value	8,397
12 Months or More - Unrealized Loss	$ (116)